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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-01920
                                   ------------------------------

                                  Stralem Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  645 Madison Avenue               New York, New York                10022
--------------------------------------------------------------------------------
       (Address of principal executive offices)                    (Zip code)

                               Philippe E. Baumann

Stralem & Company Incorporated   645 Madison Avenue   New York, New York  10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 888-8123
                                                    ----------------------------

Date of fiscal year end:        October 31, 2008
                            --------------------------------

Date of reporting period:       April 30, 2008
                            --------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.



                               STRALEM EQUITY FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2008
                                   (UNAUDITED)

STRALEM EQUITY FUND
PORTFOLIO INFORMATION
April 30, 2008  (Unaudited)
================================================================================


                STRALEM EQUITY FUND PORTFOLIO HOLDINGS 4/30/3008

                              [PIE CHART OMITTED]


                     Consumer Discretionary             6%
                     Consumer Staples                   3%
                     Energy                            16%
                     Financials                         3%
                     Health Care                       10%
                     Industrials                       18%
                     Information Technology            14%
                     Materials                          7%
                     Telecommunications Services        3%
                     Utilities                         16%
                     US Treasury Bill                   3%
                     Money Market Funds                 1%

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS
April 30, 2008  (Unaudited)
================================================================================
    SHARES     COMMON STOCKS - 96.1%                                   VALUE
--------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY - 6.1%
                HOTELS, RESTAURANTS & LEISURE-3.6%
    71,600       McDonald's Corporation                            $  4,265,928
                                                                   ------------
                HOUSEHOLD DURABLES-2.5%
    41,300       Whirlpool Corporation                                3,005,814
                                                                   ------------

               CONSUMER STAPLES - 3.3%
                PERSONAL PRODUCTS -3.3%
   100,700       Avon Products, Inc.                                  3,929,314
                                                                   ------------

               ENERGY - 15.7%
                OIL, GAS & CONSUMABLE FUELS-15.7%
    48,900       Chevron Corporation                                  4,701,735
    42,900       Devon Energy Corporation                             4,864,860
    58,500       Occidental Petroleum Corporation                     4,867,785
    68,700       XTO Energy, Inc.                                     4,249,782
                                                                   ------------
                                                                     18,684,162
                                                                   ------------
               FINANCIALS - 3.1%
                INSURANCE-3.1%
    87,500       Loews Corporation                                    3,684,625
                                                                   ------------

               HEALTH CARE - 9.8%
                HEALTH CARE EQUIPMENT & SUPPLIES-2.3%
    30,000       Medtronic, Inc.                                      1,460,400
    17,400       Zimmer Holdings, Inc. (a)                            1,290,384
                                                                   ------------
                                                                      2,750,784
                                                                   ------------
                PHARMACEUTICALS-7.5%
    54,700       Abbott Laboratories                                  2,885,425
    52,700       Eli Lilly & Company                                  2,536,978
   173,200       Pfizer, Inc.                                         3,483,052
                                                                   ------------
                                                                      8,905,455
                                                                   ------------
               INDUSTRIALS - 18.4%
                AEROSPACE & DEFENSE-3.7%
    40,300       L-3 Communications Holdings, Inc.                    4,491,435
                                                                   ------------
                ELECTRICAL EQUIPMENT-3.4%
    77,000       Emerson Electric Company                             4,024,020
                                                                   ------------
                MACHINERY-11.3%
    57,400       Caterpillar, Inc.                                    4,699,912
    52,200       Danaher Corporation                                  4,072,644
    59,200       Parker Hannifin Corporation                          4,727,120
                                                                   ------------
                                                                     13,499,676
                                                                   ------------
               INFORMATION TECHNOLOGY - 13.6%
                COMMUNICATIONS EQUIPMENT-2.4%
   112,700       Cisco Systems, Inc. (a)                              2,889,628
                                                                   ------------
                COMPUTERS & PERIPHERALS-6.0%
    65,500       Hewlett-Packard Company                              3,035,925
    34,300       International Business Machines Corporation          4,140,010
                                                                   ------------
                                                                      7,175,935
                                                                   ------------
                SOFTWARE-2.6%
   107,100       Microsoft Corporation                                3,054,492
                                                                   ------------
                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-2.6%
    76,800       Intel Corporation                                    1,709,568
    46,300       Texas Instruments, Inc.                              1,350,108
                                                                   ------------
                                                                      3,059,676
                                                                   ------------

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2008  (Unaudited)
================================================================================
    SHARES     COMMON STOCKS - 96.1% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
               MATERIALS - 7.2%
                CHEMICALS-7.2%
   106,200       Dow Chemical Company (The)                        $  4,263,930
    58,500       Eastman Chemical Company                             4,299,750
                                                                   ------------
                                                                      8,563,680
                                                                   ------------
               TELECOMMUNICATIONS SERVICES - 3.2%
                DIVERSIFIED TELECOMMUNICATIONS-3.2%
   100,900       Verizon Communications, Inc.                         3,882,632
                                                                   ------------

               UTILITIES - 15.7%
                MULTI-UTILITIES-3.1%
    89,100       Consolidated Edison, Inc.                            3,706,560
                                                                   ------------
                ELECTRIC UTILITIES-12.6%
   213,300       Duke Energy Corporation                              3,905,523
    99,900       Pinnacle West Capital Corporation                    3,390,606
    88,000       Progress Energy, Inc.                                3,695,120
   109,300       Southern Company                                     4,069,239
                                                                   ------------

                                                                     15,060,488
                                                                   ------------

               TOTAL COMMON STOCKS (Cost $95,472,010)              $114,634,304
                                                                   ------------

--------------------------------------------------------------------------------
 PRINCIPAL     UNITED STATES TREASURY SECURITIES - 2.5%                VALUE
--------------------------------------------------------------------------------
$3,000,000     U.S. Treasury Bill, 3.35%*, due 5/29/2008
                 (Cost $2,996,920)                                 $  2,997,339
                                                                   ------------

--------------------------------------------------------------------------------
    SHARES     MONEY MARKET FUNDS - 1.3%
--------------------------------------------------------------------------------
 1,618,891     Dreyfus Government Cash Management Fund
                 (Cost $1,618,891)                                 $  1,618,891
                                                                   ------------

               TOTAL INVESTMENTS AT VALUE - 99.9%
                 (Cost $100,087,821)                               $119,250,534

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%              78,065
                                                                   ------------

               NET ASSETS - 100.0%                                 $119,328,599
                                                                   ============

(a)  Non-income producing security.
*    Annualized yield at time of purchase, not a coupon rate.
See accompanying notes to financial statements.

STRALEM EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2008 (Unaudited)
================================================================================

ASSETS
  Investments, at value (identified cost, $100,087,821)            $119,250,534
  Cash                                                                    9,607
  Dividends receivable                                                  197,516
  Other assets                                                           41,581
                                                                   ------------
    TOTAL ASSETS                                                    119,499,238
                                                                   ------------
LIABILITIES
  Payable for capital shares redeemed                                    52,201
  Payable to Adviser (Note 2)                                           117,621
  Other accrued expenses                                                    817
                                                                   ------------
    TOTAL LIABILITIES                                                   170,639
                                                                   ------------

NET ASSETS                                                         $119,328,599
                                                                   ============
ANALYSIS OF NET ASSETS:
  Paid-in capital                                                  $ 96,931,049
  Accumulated undistributed net investment income                       711,232
  Accumulated undistributed net realized gains from security
    transactions                                                      2,523,605
  Net unrealized appreciation on investments                         19,162,713
                                                                   ------------

NET ASSETS                                                         $119,328,599
                                                                   ============
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                            889,839
                                                                   ============
Net asset value, redemption price and
  offering price per share                                         $     134.10
                                                                   ============

See accompanying notes to financial statements.

STRALEM EQUITY FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2008 (Unaudited)
================================================================================


INVESTMENT INCOME
  Dividends                                                        $  1,534,249
  Interest                                                               34,149
                                                                   ------------
    TOTAL INCOME                                                      1,568,398
                                                                   ------------
EXPENSES
  Investment advisory fees (Note 2)                                     641,619
  Administration fees (Note 2)                                           79,322
  Professional fees                                                     127,990
  Trustees' fees and expenses                                             7,459
  Insurance expense                                                       6,040
  Other expenses                                                         16,228
                                                                   ------------
    TOTAL EXPENSES                                                      878,658
                                                                   ------------

NET INVESTMENT INCOME                                                   689,740
                                                                   ------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Net realized gain from security transactions                        2,523,605
  Net change in unrealized appreciation on investments               (7,522,459)
                                                                   ------------
NET REALIZED AND UNREALIZED
  LOSS ON INVESTMENTS                                                (4,998,854)
                                                                   ------------
NET DECREASE IN NET ASSETS
  FROM OPERATIONS                                                  $ (4,309,114)
                                                                   ============



See accompanying notes to financial statements.

STRALEM EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================
                                                            Six Months
                                                               Ended             Year
                                                             April 30,          Ended
                                                               2008           October 31,
                                                            (Unaudited)          2007
                                                          --------------    --------------
FROM OPERATIONS
  Net investment income                                   $      689,740    $      912,080
  Net realized gain from security transactions                 2,523,605         1,455,095
  Net change in unrealized appreciation (depreciation)
    on investments                                            (7,522,459)       13,202,104
                                                          --------------    --------------
  Net increase (decrease) in net assets from operations       (4,309,114)       15,569,279
                                                          --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gains                                             --           (48,626)
  From net investment income                                          --          (903,059)
                                                          --------------    --------------
  Decrease in net assets from distributions                           --          (951,685)
                                                          --------------    --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                    2,418,288        50,259,589
  Net asset value of shares issued in
    reinvesment of distributions to shareholders                      --           856,398
  Payments for shares redeemed                                (9,691,796)      (11,902,691)
                                                          --------------    --------------
  Net increase (decrease) in net assets from
    capital share transactions                                (7,273,508)       39,213,296
                                                          --------------    --------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                      (11,582,622)       53,830,890

NET ASSETS
  Beginning of period                                        130,911,221        77,080,331
                                                          --------------    --------------

  End of period                                           $  119,328,599    $  130,911,221
                                                          ==============    ==============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME           $      711,232    $       21,492
                                                          ==============    ==============
CAPITAL SHARE ACTIVITY
  Shares sold                                                     18,206           396,557
  Shares reinvested                                                   --             6,259
  Shares redeemed                                                (72,873)          (88,486)
                                                          --------------    --------------

  Net increase (decrease) in shares outstanding                  (54,667)          314,330
  Shares outstanding, beginning of period                        944,506           630,176
                                                          --------------    --------------

  Shares outstanding, end of period                              889,839           944,506
                                                          ==============    ==============

See accompanying notes to financial statements.

STRALEM EQUITY FUND
FINANCIAL HIGHLIGHTS
=================================================================================================================================
                                                     SIX MONTHS
                                                       ENDED         YEAR         YEAR      TEN MONTHS       YEAR          YEAR
                                                      APRIL 30,     ENDED        ENDED        ENDED         ENDED         ENDED
Selected Per Share Data and Ratios for a Share          2008      OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  DECEMBER 31,  DECEMBER 31,
Outstanding Throughout Each Period:                  (UNAUDITED)     2007         2006         2005          2004          2003
                                                      --------     --------     --------     --------      --------      --------
NET ASSET VALUE AT BEGINNING OF PERIOD                $ 138.60     $ 122.32     $ 113.01     $ 104.45      $  91.41      $  77.40
                                                      --------     --------     --------     --------      --------      --------
Income (loss) from investment operations:
 Net investment income                                    0.78         1.01         0.84         0.19          0.72          0.67
 Net realized and unrealized gains (losses) on
 investments                                             (5.28)       16.32         9.31         8.56         13.03         13.99
                                                      --------     --------     --------     --------      --------      --------
Total from investment operations                         (4.50)       17.33        10.15         8.75         13.75         14.66
                                                      --------     --------     --------     --------      --------      --------
Less distributions:
 Dividends from net investment income                       --        (1.00)       (0.84)       (0.19)        (0.71)        (0.65)
 Distributions from net realized gains on security
  transactions                                              --        (0.05)          --           --            --            --
                                                      --------     --------     --------     --------      --------      --------
 Total Distributions                                        --        (1.05)       (0.84)       (0.19)        (0.71)        (0.65)
                                                      --------     --------     --------     --------      --------      --------

NET ASSET VALUE AT END OF PERIOD                      $ 134.10     $ 138.60     $ 122.32     $ 113.01      $ 104.45      $  91.41
                                                      ========     ========     ========     ========      ========      ========

Total return (a)                                       (3.25)%(b)    14.18%        8.98%        8.38%(b)     15.05%        18.94%
                                                      --------     ========     ========     ========      ========      ========
RATIOS AND SUPPLEMENTAL DATA:
 Net assets at end of period (000's)                  $119,329     $130,911     $ 77,080     $ 60,690      $ 47,026      $ 32,284
                                                      ========     ========     ========     ========      ========      ========

 Ratio of expenses to average net assets                 1.44%(c)     1.53%        1.70%        1.57%(b)      1.86%         2.00%

 Ratio of net investment income to average net assets    1.13%(c)     0.83%        0.76%        0.18%(b)      0.81%         0.81%

 Portfolio turnover rate                                   14%(b)       22%          18%          18%(b)        26%           25%


(a) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)  Not annualized.
(c)  Annualized.
See accompanying notes to financial statements.

STRALEM EQUITY FUND
NOTES TO FINANCIAL STATEMENTS

================================================================================



1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Stralem Equity Fund (the "Fund") is a non-diversified series of Stralem Fund (the "Trust"), a Delaware statutory trust reorganized on April 30, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund's investment objective is long-term capital appreciation.

SECURITY VALUATION:

Securities that are traded on major U.S. stock exchanges are generally valued at the last reported sales price. If there have been no sales on any business day, a security is valued at the closing bid. U.S. Treasury Bills (maturing in 60 days or less) are valued at amortized cost, which approximates market value. Investments in money market funds are valued at net asset value.

If market quotations are not readily available when valuing securities or if the market quotations that are readily available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Trust's Board of Trustees.

INCOME TAXES:

The Fund's policy is to comply with the special provisions of Subchapter M of the Internal Revenue Code, as amended, which are applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, only nominal federal income taxes and excise taxes were paid by the Fund.

FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be booked as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund's last such calculation in the first required financial statement reporting period. As a result, the Fund has adopted FIN 48 with this semi-annual report. Based on management's analysis, the adoption of FIN 48 does not have a material impact on these financial statements. The statue of limitations on the Fund's tax returns remains open for the years ended October 31, 2006 and October 31, 2007.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of investments are calculated using the identified-cost method. Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Dividends to shareholders are recorded on the ex-dividend date.

STRALEM EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


2.   RELATED PARTY TRANSACTIONS

The  Fund  has  an  investment   advisory  agreement  with  Stralem  &  Company,
Incorporated (the "Investment Adviser"). The Fund's investment advisory agreement provides that the Fund pays the Investment Adviser an annual advisory fee, payable quarterly, based on the average weekly net assets of the Fund at a rate of 1.25% of the first $50 million of such net assets, 1.00% of the next $50 million of such net assets and 0.75% of such net assets in excess of $100 million.

Prior to May 1, 2008, the Investment Adviser provided the Fund with certain administrative services, for which it received from the Fund an administration fee at an annual rate of 0.15% of the first $50 million, 0.125% of the next $50 million and 0.10% over $100 million of the average weekly net assets of the Fund.

Effective May 1, 2008, Ultimus Fund Solutions, LLC ("Ultimus"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Fund's administrator, fund accountant and transfer agent and shareholder servicing agent. Ultimus provides administrative services to the Fund, calculates daily net asset value per share and maintains such books and records as are necessary to enable
Ultimus to perform its duties. Ultimus also maintains the records of each shareholder's account, processes purchases and redemptions of the Fund's shares and acts as dividend and distribution disbursing agent. For the performance of administrative and accounting services, the Fund pays Ultimus a fee at the annual rate of 0.125% on the first $500 million of its average daily net assets and 0.10% on such net assets in excess of $500 million, subject to a minimum fee of $6,000 per month. Ultimus, in its role as transfer agent, receives an annual fee of $15 to $20 per shareholder account, depending on the type of account, subject to a minimum fee of $1,500 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage, stationery, checks, drafts, forms, reports, record storage, communication lines and the costs of external pricing services.

The Fund has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), pursuant to which the Distributor provides distribution services and serves as principal underwriter for the Fund. The Distributor is a wholly owned subsidiary of Ultimus. The Fund pays $6,000 annually to the Distributor, which provides the Fund with the ability to access Fund/SERV and Networking through National Securities Clearing Corporation.

Certain officers and a Trustee of the Trust are also officers of the Investment Adviser or of Ultimus.


3.   DISTRIBUTIONS TO SHAREHOLDERS

Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in October. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the periods ended April 30, 2008 and October 31, 2007 was as follows:

                                   April 30,    October 31,
                                     2008          2007
                                  ----------    ----------
Distributions paid from:
  Ordinary income                 $       --    $  903,059
  Long-term capital gains                 --        48,626
                                  ----------    ----------
                                  $       --    $  951,685
                                  ==========    ==========

STRALEM EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

4.   INVESTMENT TRANSACTIONS

During the period ending April 30, 2008, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $16,147,166 and $23,710,306, respectively.


The tax character of distributable earnings as of April 30, 2008:


Cost of portfolio investments                  $ 100,087,821
                                               =============

Gross unrealized appreciation                  $  23,302,541
Gross unrealized depreciation                     (4,139,828)
                                               -------------

Net unrealized appreciation                    $  19,162,713
                                               -------------

Accumulated undistributed ordinary income            711,232
Accumulated undistributed net realized gain        2,523,605
                                               =============
Total distributable earnings                   $  22,397,550
                                               =============




5.   CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.   NEW ACCOUNTING PRONOUNCEMENTS

In September  2006,  the  Financial  Accounting  Standards  Board (FASB)  issued
Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will materially impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

STRALEM EQUITY FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
================================================================================



                                    EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses which are deducted from the Fund's gross income. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

                                 ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs in investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other Funds.

                               Beginning Account Value     Ending Account Value    Expenses Paid
                                   April 30, 2008            November 1, 2007      During Period
------------------------------------------------------------------------------------------------
Based on Actual Fund Return            $1,000                    $  967.50             $7.04
------------------------------------------------------------------------------------------------
Based on Hypothetical 5% Return        $1,000                    $1,017.70             $7.22
------------------------------------------------------------------------------------------------



* Expenses are equal to the Fund's annualized expense ratio of 1.44%, multiplied by the average account value over the period, multiplied by 182/366.

STRALEM EQUITY FUND
TRUSTEES COMPENSATION (UNAUDITED)
================================================================================

---------------------------------------------------------------------------------------------
                         AGGREGATE                                                 TOTAL
                       COMPENSATION         PENSION OR                         COMPENSATION
                       FROM THE FUND        RETIREMENT         ESTIMATED       FROM THE FUND
                        FOR THE SIX      BENEFITS ACCRUED   ANNUAL BENEFITS      AND FUND
                       MONTHS ENDED     AS PART OF FUND'S         UPON         COMPLEX PAID
                      APRIL 30, 2008         EXPENSES          RETIREMENT       TO TRUSTEES
---------------------------------------------------------------------------------------------
Mr. Baumann                 None               None               None              None
---------------------------------------------------------------------------------------------
Mr. Pearlman              $2,000               None               None            $2,000
---------------------------------------------------------------------------------------------
Mr. Rubin                 $2,000               None               None            $2,000
---------------------------------------------------------------------------------------------
Mr. Ruff                  $2,000               None               None            $2,000
---------------------------------------------------------------------------------------------

None of the Trustees and Officers of the Fund receives any compensation, other than Trustees' fees, from the Fund. Each Trustee receives a fee of $1,000 per meeting for each Trustee meeting attended. In addition, The Fund reimburses the Trustees for their out-of-pocket expenses incurred on Fund business. There are generally at least three meetings per year. No Trustees' out-of-pocket expenses were claimed or reimbursed during the six months ended April 30, 2008.

STRALEM EQUITY FUND
APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
================================================================================


      On March 11, 2008, the Board of Trustees of Stralem Equity Fund approved the continuation of the advisory agreement with the Investment Adviser as being in the best interest of the Fund and its shareholders. In response to their request, the Trustees received and reviewed extensive materials and memorandum about the Investment Adviser and the Fund provided to them by the Investment Adviser and counsel to the Fund.

      The Board reviewed the total expense ratio of the Fund including the advisory and administrative services fees paid to the Investment Adviser under the advisory agreement. The Board concluded that although the Fund's advisory fee was higher than most of the advisory fees of funds in its select peer groups, the Fund's overall expense ratio was competitive with the select peer groups. The Board noted that the appointment of Ultimus Fund Distributors, LLC as its agent for the distribution of shares of the Fund will enable the Fund to access the Fund/SERV platform and will likely add assets to the Fund. The Board acknowledged that as the Fund's assets continued to grow, the Fund's expense ratio would decline due to economies of scale.

      The Board considered the Fund's performance in the two Lipper comparison groups. They noted that the Fund had outperformed its relevant peer group for the three and five year periods in the Lipper Large-Cap Growth category but had underperformed its peer group in the one year period. They further considered that the Fund had also outperformed its peer group in the Lipper Multi-Cap Equity category for the one, three and five year periods. The Board concluded that the Fund's performance was satisfactory.

      The  Board  considered   additional   factors  that  it  deemed  relevant,
      including, among other things:

          o the nature, extent and quality of the services the Investment Adviser provides to the Fund and its shareholders and found that the services were appropriate;
          o their confidence in the capability and integrity of the Investment Adviser. They considered that the Investment Adviser has managed the Trust since its inception in 1969, including the Fund since its inception in 2000;
          o the level of fees paid by the Fund compared to fees paid by the managed accounts as disclosed in the Investment Adviser's Form ADV and found that the fees charged to the Fund are higher than the Investment Adviser's other managed accounts because the Fund, as a registered investment company, is more difficult and time-consuming to manage;
          o the profitability of the Investment Adviser and agreed that the Investment Adviser's continued provision of services in any area is not in doubt and that the level of profitability was not excessive in light of the services provided by the Investment Adviser; and
          o the professional experience and qualifications of the advisory personnel and agreed that it was adequate.

STRALEM EQUITY FUND
ADDITIONAL INFORMATION (UNAUDITED)
================================================================================

      PROXY VOTING POLICIES AND PROCEDURES

      A description of Stralem Equity Fund's proxy voting policies and procedures is available, without charge, upon request by calling Stralem Equity Fund toll free at (866) 822-9555 or on the SEC's website at http://www.sec.gov. The Fund's proxy voting record for the most recent 12-month period ended June 30th is available from the SEC's website at www.sec.gov or upon request by calling Stralem at the above number.

      QUARTERLY PORTFOLIO HOLDINGS

      The Fund's Form N-Q containing a complete schedule of portfolio holdings for the first and third quarters of each fiscal year is available on the SEC's website at http://www.sec.gov or is available upon request, without charge, by calling Stralem Equity Fund toll free at (866) 822-9555.

      HOUSEHOLDING

      The Fund will generally send only one copy of the Prospectus, proxy material, annual report and semi-annual report to shareholders residing at the same "household". This reduces Fund expenses which benefits all shareholders, minimizes the volume of mail you receive and eliminates duplicates of the same information. If you need additional copies or do not want your mailings to be "householded," please send us a written request or call us toll free at (866) 822-9555.

STRALEM EQUITY FUND
FUND OFFICERS AND TRUSTEES (UNAUDITED)
================================================================================





                               STRALEM EQUITY FUND

                               EXECUTIVE OFFICERS

                         Philippe E. Baumann, President
                        Philippe Labaune, Vice President
                          Adam Abelson, Vice President
                      Andrea Baumann Lustig, Vice President
                            Mark J. Seger, Treasurer
           Hirschel B. Abelson, Secretary, Senior Assistant Treasurer
                    Joann Paccione, Chief Compliance Officer
                      Senior Assistant Treasurer/Secretary

                                    TRUSTEES

-------------------------------------------------------------------------------------------------------------------------
                                                                 LENGTH OF
                                    POSITION(S) HELD WITH          TIME                 PRINCIPAL OCCUPATION DURING
            NAME/AGE                      THE TRUST               SERVED                      PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------
Philippe E. Baumann (77)            Trustee and President        35 years       Executive Vice President and Director of
                                                                                the Investment Adviser
-------------------------------------------------------------------------------------------------------------------------
Kenneth D. Pearlman (77)                   Trustee               35 years       Retired.
-------------------------------------------------------------------------------------------------------------------------
Michael T. Rubin (67)                      Trustee               10 years       Retired
-------------------------------------------------------------------------------------------------------------------------
Jean Paul Ruff (73)                        Trustee               28 years       President and Chairman, Hawley Fuel Coal,
                                                                                Inc.
-------------------------------------------------------------------------------------------------------------------------


                               INVESTMENT ADVISER

                        Stralem & Company, Incorporated
                               645 Madison Avenue
                               New York, NY 10022
                            Telephone (212) 888-8123
                               Fax (212) 888-8152

      This report is prepared for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors in the Fund unless it is preceded or accompanied by a current prospectus which describes the Fund's objectives, risks, policies, expenses and other important information. Investors are advised to read the prospectus carefully before investing. Past performance is not indicative of future results. Current performance may be lower or higher than the data contained herein. Portfolios can suffer losses as well as gains.

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT        Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT     Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stralem Fund
            ------------------------------------------------------------

By (Signature and Title)*          /s/ Philippe E. Baumann
                            --------------------------------------------
                                   Philippe E. Baumann, President

Date          June 27, 2008
      -----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Philippe E. Baumann
                            --------------------------------------------
                                   Philippe E. Baumann, President

Date          June 27, 2008
      -----------------------------

By (Signature and Title)*          /s/ Mark J. Seger
                            --------------------------------------------
                                   Mark J. Seger, Treasurer

Date          June 27, 2008
      -----------------------------

* Print the name and title of each signing officer under his or her signature.